Business Segment Information - Distribution of Property, Plant and Equipment, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 154,753	$ 158,669
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	100,915	106,206
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	9,450	9,807
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	26,340	25,535
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 18,048	$ 17,121